UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five Holdings as of October 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Qwest Services Corp.	3.0	3.5
Williams Companies, Inc.	3.0	3.0
Nextel Communications, Inc.	3.0	1.2
Qwest Corp.	1.9	2.1
NTL, Inc.	1.9	1.8
	12.8
Top Five Market Sectors as of October 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.9	17.9
Cable TV	12.2	14.6
Energy	11.1	10.4
Electric Utilities	8.2	17.0
Healthcare	4.8	1.1
Quality Diversification (% of fund's net assets)
As of October 31, 2003	As of April 30, 2003
AAA,AA,A 0.0%	AAA,AA,A 0.0%
BBB 2.2%	BBB 3.3%
BB 13.5%	BB 15.9%
B 44.3%	B 24.1%
CCC,CC,C 21.9%	CCC,CC,C 28.6%
D 0.1%	D 1.1%
Not Rated 4.0%	Not Rated 5.1%
Equities 9.0%	Equities 11.3%
Short-Term Investments and Net Other Assets 5.0%	Short-Term Investments and Net Other Assets 10.6%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of October 31, 2003 *		As of April 30, 2003 **
	Nonconvertible Bonds 82.4%		Nonconvertible Bonds 70.6%
	Convertible Bonds, Preferred Stocks 3.2%		Convertible Bonds, Preferred Stocks 4.5%
	Common Stocks 6.3%		Common Stocks 7.8%
	Other Investments 3.1%		Other Investments 6.5%
	Short-Term Investments and Net Other Assets 5.0%		Short-Term Investments and Net Other Assets 10.6%
* Foreign investments	8.5%	** Foreign investments	5.4%

Semiannual Report

Investments October 31, 2003

Showing Percentage of Net Assets

Corporate Bonds - 82.9%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.5%
Electric Utilities - 0.1%
Mirant Corp. 2.5% 6/15/21 (c)	$ 3,250	$ 1,723
Energy - 0.0%
Parker Drilling Co. 5.5% 8/1/04	1,000	995
Technology - 0.4%
Atmel Corp. 0% 5/23/21	40,000	16,500
TOTAL CONVERTIBLE BONDS		19,218
Nonconvertible Bonds - 82.4%
Aerospace - 1.1%
BE Aerospace, Inc.:
8% 3/1/08	3,325	2,993
8.5% 10/1/10 (f)	1,300	1,359
8.875% 5/1/11	23,625	21,026
9.5% 11/1/08	8,695	8,173
DRS Technologies, Inc. 6.875% 11/1/13 (f)	3,320	3,337
Transdigm, Inc. 8.375% 7/15/11 (f)	4,440	4,740
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	4,615	4,650
		46,278
Air Transportation - 2.2%
American Airlines, Inc. pass thru trust certificates:
6.978% 4/1/11	1,448	1,433
7.377% 5/23/19	6,799	4,827
AMR Corp.:
9% 8/1/12	8,000	6,620
10.2% 3/15/20	2,750	2,042
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	1,138	922
6.545% 2/2/19	4,162	4,141
6.795% 8/2/18	2,636	2,214
6.8% 7/2/07	767	714
6.9% 1/2/18	2,393	2,369
7.256% 9/15/21	1,853	1,890
8.307% 4/2/18	465	400
8.312% 10/2/12	552	463
8.321% 11/1/06	500	468
8.388% 5/1/22	4,731	3,785
Delta Air Lines, Inc. 8.3% 12/15/29	17,050	11,338
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	1,215	1,094
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Delta Air Lines, Inc. pass thru trust certificates: - continued
7.57% 11/18/10	$ 2,000	$ 2,059
7.711% 9/18/11	5,000	4,375
7.779% 11/18/05	9,315	8,570
7.779% 1/2/12	4,752	4,063
7.92% 5/18/12	8,600	7,605
Northwest Airlines, Inc.:
7.875% 3/15/08	2,000	1,635
9.875% 3/15/07	2,000	1,800
Northwest Airlines, Inc. pass thru trust certificates:
7.575% 3/1/19	2,295	2,352
7.626% 4/1/10	1,513	1,226
7.691% 4/1/17	1,339	1,085
7.95% 9/1/16	1,048	870
8.304% 9/1/10	3,584	2,939
9.179% 10/1/11	4,833	3,722
U.S. Airways pass thru trust certificates 6.85% 7/30/19	1,756	1,651
		88,672
Auto Parts Distribution - 0.1%
Keystone Automotive Operations, Inc. 9.75% 11/1/13 (f)	2,400	2,532
Automotive - 1.4%
Dana Corp. 9% 8/15/11	24,790	27,517
General Motors Corp. 8.25% 7/15/23	15,000	15,779
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	3,125	3,531
11% 2/15/13 (f)	7,780	9,103
		55,930
Banks and Thrifts - 0.2%
Provident Bank 6.375% 1/15/04	7,000	6,974
Broadcasting - 0.8%
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	10,138	10,746
Radio One, Inc. 8.875% 7/1/11	18,625	20,394
		31,140
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - 8.9%
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10 (f)	$ 57,987	$ 59,002
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	9,780	7,237
0% 4/1/11 (d)	14,800	11,137
0% 5/15/11 (d)	42,045	24,807
0% 1/15/12 (d)	5,000	2,700
8.25% 4/1/07	5,000	4,500
10% 4/1/09	5,000	4,125
10.25% 1/15/10	6,970	5,750
CSC Holdings, Inc. 7.875% 12/15/07	1,000	1,020
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	43,825	49,303
EchoStar DBS Corp. 6.375% 10/1/11 (f)	40,040	39,840
NTL, Inc. 19% 1/1/10	55,931	54,533
Olympus Communications LP/Olympus Capital Corp. 10.625% 11/15/06 (c)	22,460	23,134
PanAmSat Corp. 8.5% 2/1/12	3,610	3,872
Pegasus Communications Corp. 12.5% 8/1/07	1,035	854
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	20,074	15,357
Rogers Cable, Inc.:
6.25% 6/15/13	820	804
yankee 7.875% 5/1/12	3,330	3,596
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	22,795	11,739
11.25% 11/1/08 (c)	12,950	6,961
Telewest PLC:
11% 10/1/07 (c)	62,543	33,773
yankee 9.625% 10/1/06 (c)	1,015	538
		364,582
Capital Goods - 1.3%
Eagle-Picher Industries, Inc. 9.75% 9/1/13 (f)	11,450	12,137
Hexcel Corp. 9.75% 1/15/09	6,000	6,270
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	27,395	29,176
Kansas City Southern Railway Co. 7.5% 6/15/09	3,000	3,090
Tyco International Group SA yankee 6.75% 2/15/11	2,215	2,356
		53,029
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Chemicals - 4.4%
Avecia Group PLC 11% 7/1/09	$ 29,770	$ 27,388
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(g)	9,000	9,270
11% 7/15/10 (f)	7,000	7,525
Huntsman ICI Chemicals LLC 10.125% 7/1/09	19,820	18,730
Huntsman International LLC:
9.875% 3/1/09	4,875	5,143
9.875% 3/1/09 (f)	1,290	1,348
Huntsman LLC 11.625% 10/15/10 (f)	13,160	12,634
Lyondell Chemical Co.:
9.5% 12/15/08	1,250	1,244
9.625% 5/1/07	16,725	16,892
11.125% 7/15/12	12,795	13,307
Millennium America, Inc.:
9.25% 6/15/08	5,015	5,291
9.25% 6/15/08 (f)	1,255	1,324
Nalco Co.:
7.75% 11/15/11 (f)	6,180	6,427
8.875% 11/15/13 (f)	6,430	6,679
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	8,600	8,901
Solutia, Inc.:
6.72% 10/15/37	5,755	4,834
7.375% 10/15/27	33,615	20,505
11.25% 7/15/09	2,560	2,278
Texas Petrochemicals Corp.:
Series B, 11.125% 7/1/06 (c)	3,000	840
11.125% 7/1/06 (c)	37,785	10,580
		181,140
Consumer Products - 1.3%
Revlon Consumer Products Corp.:
8.125% 2/1/06	2,195	1,471
9% 11/1/06	2,000	1,340
12% 12/1/05	37,815	37,437
Tempur-Pedic, Inc./Tempur Production USA, Inc. 10.25% 8/15/10 (f)	10,740	11,921
		52,169
Containers - 1.9%
BWAY Corp. 10% 10/15/10 (f)	9,210	9,809
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 12,479	$ 10,295
8% 4/15/23	12,005	10,384
Crown European Holdings SA 9.5% 3/1/11	8,500	9,435
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	6,090	6,364
8.25% 5/15/13	21,830	22,703
Owens-Illinois, Inc.:
7.5% 5/15/10	1,950	1,911
7.8% 5/15/18	6,750	6,345
8.1% 5/15/07	670	697
		77,943
Diversified Financial Services - 0.3%
Metris Companies, Inc.:
10% 11/1/04	5,403	4,214
10.125% 7/15/06	2,000	1,640
NationsRent Companies, Inc. 9.5% 10/15/10 (f)	5,370	5,558
		11,412
Diversified Media - 2.2%
Corus Entertainment, Inc. 8.75% 3/1/12	7,225	7,948
Entravision Communications Corp. 8.125% 3/15/09	14,455	15,250
Vertis, Inc.:
9.75% 4/1/09 (f)	14,370	15,160
10.875% 6/15/09	10,000	10,250
Videotron LTEE 6.875% 1/15/14 (f)	3,630	3,739
Vivendi Universal SA:
6.25% 7/15/08 (f)	10,000	10,500
9.25% 4/15/10 (f)	22,500	26,213
		89,060
Electric Utilities - 7.1%
AES Corp.:
8.75% 5/15/13 (f)	29,455	31,406
9.375% 9/15/10	8,372	8,864
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	7,390	6,725
8.75% 4/15/12 (f)	36,080	33,645
Allegheny Energy, Inc. 7.75% 8/1/05	3,000	3,045
Calpine Corp. 8.75% 7/15/13 (f)	29,710	27,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.:
7.5% 1/15/09	$ 28,003	$ 28,598
7.75% 8/1/10 (f)	5,500	5,631
8.5% 4/15/11	1,725	1,803
8.9% 7/15/08	7,255	7,763
9.875% 10/15/07	11,026	12,087
Illinois Power Co. 11.5% 12/15/10	18,440	22,082
Nevada Power Co. 10.875% 10/15/09	5,000	5,500
Pacific Gas & Electric Co.:
7.05% 3/1/24	6,840	6,977
8.375% 5/1/25	2,610	2,662
10% 11/1/05 (f)(g)	61,910	62,529
Reliant Resources, Inc.:
9.25% 7/15/10 (f)	2,510	2,259
9.5% 7/15/13 (f)	7,500	6,713
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(f)	10,720	5,896
Western Resources, Inc.:
7.125% 8/1/09	2,305	2,432
9.75% 5/1/07	4,165	4,769
		288,719
Energy - 10.3%
ANR Pipeline, Inc.:
7.375% 2/15/24	10,745	10,208
9.625% 11/1/21	7,675	8,673
Belden & Blake Corp. 9.875% 6/15/07	10,000	9,400
Chesapeake Energy Corp.:
7.5% 9/15/13 (f)	2,000	2,145
7.75% 1/15/15	6,000	6,450
El Paso Corp.:
7% 5/15/11	10,310	8,686
7.875% 6/15/12	13,035	11,112
El Paso Energy Corp.:
6.75% 5/15/09	32,715	27,808
6.95% 12/15/07	3,705	3,316
7.375% 12/15/12	5,670	4,678
7.75% 1/15/32	3,480	2,636
7.8% 8/1/31	22,130	16,819
El Paso Production Holding Co. 7.75% 6/1/13 (f)	10,250	9,840
Energy Partners Ltd. 8.75% 8/1/10	14,470	14,904
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Energy - continued
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	$ 14,450	$ 14,378
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 6.25% 6/1/10	6,000	6,015
Northwest Pipeline Corp. 8.125% 3/1/10	3,400	3,723
Ocean Rig Norway AS yankee 10.25% 6/1/08	1,685	1,535
Plains Exploration & Production Co. LP:
Series B, 8.75% 7/1/12	7,000	7,595
8.75% 7/1/12	5,620	6,098
Range Resources Corp. 7.375% 7/15/13	5,530	5,475
Sonat, Inc.:
6.75% 10/1/07	1,295	1,123
6.875% 6/1/05	2,000	1,933
7.625% 7/15/11	5,850	4,929
Southern Natural Gas Co.:
7.35% 2/15/31	8,553	8,061
8% 3/1/32	7,885	7,816
8.875% 3/15/10	4,000	4,370
Tennessee Gas Pipeline Co.:
7% 10/15/28	2,810	2,508
7.5% 4/1/17	11,160	11,104
8.375% 6/15/32	3,285	3,326
The Coastal Corp.:
6.375% 2/1/09	21,257	17,271
6.5% 5/15/06	16,875	14,934
6.5% 6/1/08	19,356	15,920
7.5% 8/15/06	23,025	20,982
10.75% 10/1/10	1,230	1,155
Williams Companies, Inc.:
7.125% 9/1/11	6,610	6,775
7.625% 7/15/19	21,025	20,605
7.875% 9/1/21	7,000	6,930
8.125% 3/15/12	70,670	76,324
8.625% 6/1/10	12,280	13,447
		421,007
Entertainment/Film - 1.0%
AMC Entertainment, Inc.:
9.5% 3/15/09	2,000	2,080
9.5% 2/1/11	13,970	14,459
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Entertainment/Film - continued
Cinemark USA, Inc. 9% 2/1/13	$ 10,300	$ 11,279
Regal Cinemas Corp. 9.375% 2/1/12	11,945	13,438
		41,256
Environmental - 0.9%
Allied Waste North America, Inc.:
8.5% 12/1/08	11,710	12,852
8.875% 4/1/08	3,000	3,315
9.25% 9/1/12	6,000	6,690
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	400	392
7.4% 9/15/35	15,066	14,162
		37,411
Food and Drug Retail - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	13,665	13,494
8.25% 7/15/10	22,940	24,603
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20	5,202	5,123
Pathmark Stores, Inc. 8.75% 2/1/12	13,870	14,217
The Great Atlantic & Pacific Tea Co. 9.125% 12/15/11	1,385	1,174
		58,611
Food/Beverage/Tobacco - 1.3%
Chiquita Brands International, Inc. 10.56% 3/15/09	9,718	10,666
Corn Products International, Inc. 8.25% 7/15/07	5,110	5,621
Doane Pet Care Co.:
9.75% 5/15/07	11,000	9,680
10.75% 3/1/10	7,500	7,800
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (f)	18,135	20,130
		53,897
Gaming - 1.8%
Mandalay Resort Group 6.5% 7/31/09 (f)	16,415	16,907
MTR Gaming Group, Inc. 9.75% 4/1/10	4,110	4,326
Penn National Gaming, Inc. 8.875% 3/15/10	9,255	10,065
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	19,620	21,386
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	$ 4,832	$ 5,098
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	13,150	15,155
		72,937
Healthcare - 4.3%
ALARIS Medical Systems, Inc. 7.25% 7/1/11	10,000	10,200
AmeriPath, Inc. 10.5% 4/1/13	20,360	21,174
Bio-Rad Laboratories, Inc. 7.5% 8/15/13	13,300	14,098
Genesis HealthCare Corp. 8% 10/15/13 (f)	2,230	2,280
HCA, Inc. 6.75% 7/15/13	47,230	48,218
HealthSouth Corp. 6.875% 6/15/05	23,935	21,781
National Nephrology Associates, Inc. 9% 11/1/11 (f)	3,240	3,337
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	2,620	2,875
Senior Housing Properties Trust 7.875% 4/15/15	15,390	16,160
Tenet Healthcare Corp.:
5.375% 11/15/06	4,455	4,310
6.5% 6/1/12	240	223
7.375% 2/1/13	13,880	13,464
Triad Hospitals, Inc. 8.75% 5/1/09	15,020	16,222
		174,342
Homebuilding/Real Estate - 1.3%
Beazer Homes USA, Inc. 8.375% 4/15/12	9,805	10,687
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	7,000	7,543
D.R. Horton, Inc. 7.875% 8/15/11	15,000	16,650
FIMEP SA 10.5% 2/15/13	3,625	4,223
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13 (f)	7,000	7,315
Standard Pacific Corp. 7.75% 3/15/13	7,940	8,297
		54,715
Hotels - 1.3%
Gaylord Entertainment Co. 8% 11/15/13 (f)	4,340	4,470
Hilton Hotels Corp. 7.625% 12/1/12	9,340	10,321
Hines Nurseries, Inc. 10.25% 10/1/11 (f)	2,480	2,629
ITT Corp.:
6.75% 11/15/05	2,000	2,080
7.375% 11/15/15	20,000	21,050
La Quinta Properties, Inc. 8.875% 3/15/11 (f)	9,735	10,745
		51,295
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Insurance - 0.9%
AAG Holding, Inc. 6.875% 6/1/08	$ 35,010	$ 35,010
Leisure - 0.9%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	1,905	1,772
10.5% 7/15/11 (f)	14,250	14,678
Town Sports International, Inc. 9.625% 4/15/11	1,000	1,060
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	18,375	21,223
		38,733
Metals/Mining - 1.1%
Arch Western Finance LLC 6.75% 7/1/13 (f)	15,000	15,450
Better Minerals & Aggregates Co. 13% 9/15/09	4,570	2,788
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	7,000	7,980
Haynes International, Inc. 11.625% 9/1/04	2,150	1,140
Peabody Energy Corp. 6.875% 3/15/13	5,205	5,478
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	18,715	13,288
		46,124
Paper - 1.6%
Buckeye Technologies, Inc. 8.5% 10/1/13 (f)	5,530	5,862
Georgia-Pacific Corp.:
7.375% 7/15/08	5,000	5,350
7.375% 12/1/25	3,000	2,738
7.75% 11/15/29	9,000	8,505
8.125% 5/15/11	2,500	2,709
9.375% 2/1/13	1,000	1,155
Graphic Packaging International, Inc. 8.5% 8/15/11 (f)	4,070	4,497
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	20,500	20,705
Norske Skog Canada Ltd. 8.625% 6/15/11	13,320	13,653
		65,174
Publishing/Printing - 2.5%
American Color Graphics, Inc. 10% 6/15/10 (f)	19,320	21,059
American Media Operations, Inc. 8.875% 1/15/11	4,500	4,871
Haights Cross Operating Co. 11.75% 8/15/11 (f)	13,350	13,684
Houghton Mifflin Co.:
0% 10/15/13 (d)(f)	40,585	25,366
8.25% 2/1/11	8,260	8,756
9.875% 2/1/13	16,350	17,678
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Publishing/Printing - continued
PEI Holdings, Inc. 11% 3/15/10	$ 320	$ 362
Sun Media Corp. Canada 7.625% 2/15/13	10,365	10,987
		102,763
Railroad - 0.4%
TFM SA de CV:
12.5% 6/15/12	3,955	4,331
yankee 11.75% 6/15/09	13,650	13,718
		18,049
Restaurants - 0.6%
Domino's, Inc. 8.25% 7/1/11 (f)	5,510	5,806
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	12,460	11,339
Tricon Global Restaurants, Inc. 8.875% 4/15/11	8,075	9,569
		26,714
Services - 1.2%
Iron Mountain, Inc.:
6.625% 1/1/16	4,280	4,173
7.75% 1/15/15	5,845	6,210
Johnsondiversey Holdings, Inc. 0% 5/15/13 (d)(f)	22,970	16,998
Worldspan LP 9.625% 6/15/11 (f)	23,085	22,508
		49,889
Shipping - 1.0%
General Maritime Corp. 10% 3/15/13	11,600	12,992
Seabulk International, Inc. 9.5% 8/15/13 (f)	17,020	17,616
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/04 (c)	500	413
10.25% 11/15/06 (c)	11,913	9,650
		40,671
Steels - 0.3%
California Steel Industries, Inc. 8.5% 4/1/09	4,605	4,772
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (f)	8,695	8,978
		13,750
Super Retail - 1.2%
AutoNation, Inc. 9% 8/1/08	8,325	9,491
Barneys, Inc. 9% 4/1/08	9,900	8,910
Gap, Inc. 10.55% 12/15/08	2,000	2,430
Hollywood Entertainment Corp. 9.625% 3/15/11	5,630	6,080
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Super Retail - continued
J. Crew Intermediate LLC 0% 5/15/08 (d)(f)	$ 10,600	$ 8,003
J. Crew Operating Corp. 10.375% 10/15/07	12,380	12,751
		47,665
Technology - 2.6%
Amkor Technology, Inc. 7.75% 5/15/13 (f)	23,850	25,281
Danka Business Systems PLC 11% 6/15/10 (f)	2,000	1,840
IOS Capital LLC 7.25% 6/30/08	10,105	10,054
Lucent Technologies, Inc. 6.45% 3/15/29	10,535	8,165
Northern Telecom Capital Corp. 7.4% 6/15/06	1,500	1,560
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	3,980	4,259
Seagate Technology HDD Holdings 8% 5/15/09	9,695	10,592
Telex Communications, Inc. 11.5% 10/15/08 (f)	4,600	4,600
Xerox Corp. 7.625% 6/15/13	41,285	41,904
		108,255
Telecommunications - 10.9%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	19,302	19,978
Cincinnati Bell, Inc. 8.375% 1/15/14 (f)	5,040	5,040
Crown Castle International Corp.:
9.375% 8/1/11	22,030	24,123
9.5% 8/1/11	3,120	3,416
10.75% 8/1/11	9,090	10,181
Dobson Communications Corp. 8.875% 10/1/13 (f)	10,840	10,976
Focal Communications Corp. 12.125% 2/15/08 (c)	3,015	151
Innova S. de R.L. 9.375% 9/19/13 (f)	13,390	13,390
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	30,840	31,842
MCI Communications Corp.:
6.5% 4/15/10 (c)	890	734
7.125% 6/15/27 (c)	8,765	6,837
7.75% 3/15/24 (c)	7,410	6,076
7.75% 3/23/25 (c)	1,175	975
8.25% 1/20/23 (c)	2,575	2,124
Mobifon Holdings BV 12.5% 7/31/10 (f)	17,955	19,930
Nextel Communications, Inc.:
6.875% 10/31/13	6,840	6,908
7.375% 8/1/15	74,045	77,007
9.375% 11/15/09	34,160	37,234
NII Holdings Cayman Ltd. 0% 11/1/09 (d)	3,030	3,091
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Communications International, Inc. 7.5% 11/1/08	$ 5,046	$ 4,895
Qwest Services Corp.:
13% 12/15/07 (f)	20,000	22,700
13.5% 12/15/10 (f)	66,285	77,202
14% 12/15/14 (f)	19,973	24,467
Satelites Mexicanos SA de CV 5.62% 6/30/04 (f)(g)	23,792	20,491
Triton PCS, Inc. 8.75% 11/15/11	7,105	6,874
Western Wireless Corp. 9.25% 7/15/13	10,000	10,500
		447,142
Textiles & Apparel - 0.4%
Levi Strauss & Co. 12.25% 12/15/12	22,115	18,466
TOTAL NONCONVERTIBLE BONDS		3,373,456
TOTAL CORPORATE BONDS (Cost $3,207,964)		3,392,674
Common Stocks - 6.3%
	Shares
Automotive - 0.4%
Dana Corp.	745,000	12,129
Exide Technologies warrants 3/18/06 (a)	589	0
Wabash National Corp. (a)	98,500	2,272
		14,401
Building Materials - 0.3%
Martin Marietta Materials, Inc.	300,000	12,291
Cable TV - 1.6%
EchoStar Communications Corp. Class A (a)	1,086,479	41,634
NTL Europe, Inc. (a)	167,454	2
NTL, Inc. (a)	308,491	19,043
NTL, Inc. (a)(h)	50,000	3,087
NTL, Inc. warrants 1/13/11 (a)	35,177	120
		63,886
Chemicals - 0.0%
Sterling Chemicals, Inc. (a)	840	14
Sterling Chemicals, Inc. warrants 12/19/08 (a)	1,363	0
		14
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Containers - 0.3%
Owens-Illinois, Inc. (a)	1,010,300	$ 12,427
Trivest 1992 Special Fund Ltd. (h)	11,400,000	114
		12,541
Diversified Media - 0.3%
Viacom, Inc. Class B (non-vtg.)	350,000	13,955
Electric Utilities - 0.5%
Edison International (a)	750,000	14,783
PG&E Corp. (a)	260,000	6,357
		21,140
Energy - 0.6%
Apache Corp.	170,000	11,852
Chesapeake Energy Corp.	1,100,000	13,123
		24,975
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	499,569	3,422
Gaming - 0.3%
Mikohn Gaming Corp. (e)(h)	2,141,821	10,687
Mikohn Gaming Corp. warrants 10/14/08 (a)(h)	535,456	1,141
		11,828
Healthcare - 0.5%
HCA, Inc.	310,000	11,858
Quest Diagnostics, Inc.	150,000	10,148
		22,006
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (h)	159,600	1,566
Metals/Mining - 0.0%
Peabody Energy Corp.	30,000	1,000
Publishing/Printing - 0.4%
R.H. Donnelley Corp. (a)	350,000	15,012
Shipping - 0.3%
General Maritime Corp. (a)	1,100,000	13,915
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	9,900	99
Technology - 0.3%
Ampex Corp. Class A (a)	156,240	336
Seagate Technology	550,000	12,639
		12,975
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Telecommunications - 0.1%
Dobson Communications Corp. (f)	306,372	$ 2,656
Focal Communications Corp. warrants 12/14/07 (a)	251,859	0
		2,656
Textiles & Apparel - 0.3%
Arena Brands Holding Corp. Class B	659,302	9,916
TOTAL COMMON STOCKS (Cost $350,232)		257,598
Preferred Stocks - 2.7%

Convertible Preferred Stocks - 0.2%
Telecommunications - 0.0%
Dobson Communications Corp. Series F, 6.00% (f)	4,760	938
Textiles & Apparel - 0.2%
Arena Brands Holding Corp. Series B, 16.00% (h)	5,850	5,850
TOTAL CONVERTIBLE PREFERRED STOCKS		6,788
Nonconvertible Preferred Stocks - 2.5%
Broadcasting - 0.6%
Granite Broadcasting Corp. 12.75% pay-in-kind	27,443	19,485
Spanish Broadcasting System, Inc. 10.75% (f)	7,065	7,136
		26,621
Cable TV - 1.4%
CSC Holdings, Inc. (depositary shares) Series M, 11.125%	549,881	57,600
NTL Europe, Inc. Series A, 10.00%	61,043	293
		57,893
Diversified Financial Services - 0.5%
American Annuity Group Capital Trust I 9.25%	72,565	1,869
American Annuity Group Capital Trust II 8.875%	18,557	18,446
		20,315
TOTAL NONCONVERTIBLE PREFERRED STOCKS		104,829
TOTAL PREFERRED STOCKS (Cost $109,898)		111,617
Floating Rate Loans - 3.1%
	Principal Amount (000s)	Value (Note 1) (000s)
Cable TV - 0.3%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (g)	$ 6,000	$ 5,190
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (g)	1,700	1,615
United Pan-Europe Communications NV Tranche C term loan 6.65% 3/31/09 (g)	5,000	4,850
		11,655
Electric Utilities - 0.5%
Calpine Corp. Tranche 2 term loan 6.9% 7/15/07 (g)	14,963	13,915
Centerpoint Energy House Electric LLC term loan 12.75% 11/11/05 (g)	4,450	5,073
		18,988
Energy - 0.2%
Ocean Rig Norway AS Tranche A term loan 5.89% 6/1/08 (g)	8,250	7,239
WEG Acquisitions LP term loan 5.6101% 6/17/08 (g)	1,800	1,818
		9,057
Healthcare - 0.0%
Fisher Scientific International, Inc. term loan 3.6405% 3/31/10 (g)	1,048	1,060
Telecommunications - 1.9%
Nextel Finance Co.:
Tranche B term loan 4.5625% 6/30/08 (g)	1,232	1,235
Tranche C term loan 4.8125% 12/31/08 (g)	1,232	1,235
Qwest Corp. Tranche B term loan 6.95% 6/30/10	77,000	77,000
		79,470
Textiles & Apparel - 0.2%
Levi Strauss & Co. Tranche B term loan 10% 9/29/09	6,650	6,899
TOTAL FLOATING RATE LOANS (Cost $125,486)		127,129
Money Market Funds - 4.0%
	Shares
Fidelity Cash Central Fund, 1.07% (b) (Cost $162,488)	162,487,735	162,488
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.01%, dated 10/31/03 due 11/3/03) (Cost $9,243)	$ 9,244	$ 9,243
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,965,311)		4,060,749
NET OTHER ASSETS - 0.8%		31,010
NET ASSETS - 100%		$ 4,091,759
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,114,155,000 or 27.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Series B, 16.00%	6/25/02 - 10/3/02	$ 5,850
Mikohn Gaming Corp.	9/26/03	$ 11,440
Mikohn Gaming Corp. warrants 10/14/08	9/26/03	$ -
NTL, Inc.	1/10/03	$ 744
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/2/92	$ -
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,304,509,000 and $2,935,293,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $13,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,444,000 or 0.5% of net assets.

The fund invested in loans and loans participations, trade claims or other receivables. At period end the value of these investments amounted to $127,129,000 or 3.1% of net assets.
Income Tax Information

At April 30, 2003, the fund had a capital loss carryforward of approximately $671,656,000 of which $109,258,000, $450,936,000 and $111,462,000 will expire on April 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending April 30, 2004 approximately $93,782,000 of losses recognized during the period November 1, 2002 to April 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2003

Assets
Investment in securities, at value (including repurchase agreements of $9,243) (cost $3,965,311) - See accompanying schedule		$ 4,060,749
Cash		3
Receivable for investments sold		36,215
Receivable for fund shares sold		5,073
Dividends receivable		27
Interest receivable		72,442
Redemption fees receivable		1
Prepaid expenses		22
Other receivables		215
Total assets		4,174,747

Liabilities
Payable for investments purchased	$ 75,670
Payable for fund shares redeemed	2,310
Distributions payable	2,313
Accrued management fee	1,963
Other payables and accrued expenses	732
Total liabilities		82,988

Net Assets		$ 4,091,759
Net Assets consist of:
Paid in capital		$ 4,643,279
Undistributed net investment income		133,013
Accumulated undistributed net realized gain (loss) on investments		(779,971)
Net unrealized appreciation (depreciation) on investments		95,438
Net Assets, for 513,963 shares outstanding		$ 4,091,759
Net Asset Value, offering price and redemption price per share ($4,091,759 ÷ 513,963 shares)		$ 7.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2003

Investment Income
Dividends		$ 6,195
Interest		182,478
Security lending		54
Total income		188,727

Expenses
Management fee	$ 11,597
Transfer agent fees	3,476
Accounting and security lending fees	397
Non-interested trustees' compensation	8
Appreciation in deferred trustee compensation account	10
Custodian fees and expenses	64
Registration fees	126
Audit	75
Legal	88
Miscellaneous	12
Total expenses before reductions	15,853
Expense reductions	(99)	15,754
Net investment income (loss)		172,973
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities (including realized gain (loss) of $(5,399) on sales of investments in affiliated issuers)		2,183
Change in net unrealized appreciation (depreciation) on Investment securities		250,024
Net gain (loss)		252,207
Net increase (decrease) in net assets resulting from operations		$ 425,180

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2003	Year ended April 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 172,973	$ 251,865
Net realized gain (loss)	2,183	(91,974)
Change in net unrealized appreciation (depreciation)	250,024	372,595
Net increase (decrease) in net assets resulting from operations	425,180	532,486
Distributions to shareholders from net investment income	(124,735)	(211,025)
Share transactions Net proceeds from sales of shares	802,538	959,176
Reinvestment of distributions	113,089	191,999
Cost of shares redeemed	(957,519)	(676,931)
Net increase (decrease) in net assets resulting from share transactions	(41,892)	474,244
Redemption fees	1,353	1,092
Total increase (decrease) in net assets	259,906	796,797

Net Assets
Beginning of period	3,831,853	3,035,056
End of period (including undistributed net investment income of $133,013 and undistributed net investment income of $84,775, respectively)	$ 4,091,759	$ 3,831,853
Other Information Shares
Sold	105,025	146,980
Issued in reinvestment of distributions	14,661	31,028
Redeemed	(125,364)	(111,778)
Net increase (decrease)	(5,678)	66,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2003	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 7.37	$ 6.69	$ 7.63	$ 9.14	$ 10.29	$ 10.68
Income from Investment Operations
Net investment income (loss)D	.332	.562	.554E	.781	.872	.863
Net realized and unrealized gain (loss)	.494	.588	(.952)E	(1.612)	(.799)	(.024)
Total from investment operations	.826	1.150	(.398)	(.831)	.073	.839
Distributions from net investment income	(.239)	(.472)	(.545)	(.686)	(.743)	(.974)
Distributions from net realized gain	-	-	-	-	(.487)	(.260)
Total distributions	(.239)	(.472)	(.545)	(.686)	(1.230)	(1.234)
Redemption fees added to paid in capitalD	.003	.002	.003	.007	.007	.005
Net asset value, end of period	$ 7.96	$ 7.37	$ 6.69	$ 7.63	$ 9.14	$ 10.29
Total ReturnB,C	11.40%	18.89%	(5.16)%	(9.37)%	.94%	9.34%
Ratios to Average Net AssetsF
Expenses before expense reductions	.79%A	.84%	.81%	.79%	.83%	.82%
Expenses net of voluntary waivers, if any	.79%A	.84%	.81%	.79%	.83%	.82%
Expenses net of all reductions	.78%A	.83%	.81%	.78%	.82%	.81%
Net investment income (loss)	8.59%A	9.06%	7.93%E	9.32%	9.09%	8.84%
Supplemental Data
Net assets, end of period (in millions)	$ 4,092	$ 3,832	$ 3,035	$ 3,111	$ 3,179	$ 2,589
Portfolio turnover rate	162%A	125%	125%	82%	88%	125%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Effective May, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital & Income Fund (the fund) is a fund of Fidelity Summer Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, defaulted bonds, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 283,205	|
Unrealized depreciation	(170,766)
Net unrealized appreciation (depreciation)	$ 112,439
Cost for federal income tax purposes	$ 3,948,310

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,613 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $95 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $3 and $1, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Other Information.

At the end of the period, the Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 20% of the total outstanding shares of the fund.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Mikohn Gaming Corp.	$ -	$ -	$ -	$ 10,687
Pathmark Stores, Inc.	-	8,195	-	-
TOTALS	$ -	$ 8,195	$ -	$ 10,687

Semiannual Report

Report of Independent Auditors

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2003

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Bond Funds

Capital & Income

Floating Rate High Income

Ginnie Mae

Government Income

High Income

Inflation-Protected Bond

Intermediate Bond

Intermediate Government Income

Investment Grade Bond

Mortgage Securities

New Markets Income

Short-Term Bond

Spartan® Government Income

Spartan Investment Grade Bond

Strategic Income

Total Bond

Ultra-Short Bond

U.S. Bond Index

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CAI-USAN-1203
1.784852.100

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	December 23, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 23, 2003